Intangible assets - Changes in DAC and other intangibles (Details) $ in Millions, ฿ in Billions			1 Months Ended	6 Months Ended	12 Months Ended
	Mar. 19, 2020 THB (฿) installment	Mar. 19, 2020 USD ($) installment	Apr. 30, 2020 THB (฿)	Jun. 30, 2020 USD ($)	Dec. 31, 2019 USD ($)
Movements in deferred acquisition costs and intangible assets
At beginning of period				$ 17,476
At end of period				18,604	$ 17,476
Shareholder-backed
Movements in deferred acquisition costs and intangible assets
At beginning of period				17,409	15,008
Removal of UK and Europe operations from opening balance					(143)
Additions				1,518	2,601
Amortisation to the income statement				(583)	451
Adjusted operating profit				(631)	(792)
Non-operating profit (loss)				48	1,243
Disposals and transfers				(13)	(11)
Exchange differences and other movements				(41)	134
Amortisation of DAC related to net unrealised valuation movements on the US insurance operation's available-for-sale securities recognised within other comprehensive income				248	(631)
At end of period				18,538	17,409
PVIF and other intangibles
Intangible assets				3,937	3,170
Shareholder-backed | TMB Bank
Movements in deferred acquisition costs and intangible assets
Additions		$ 788
PVIF and other intangibles
Period of bancassurance agreement	15 years	15 years
Cost of change in arrangements due to bancassurance agreement | ฿	฿ 24.5
Number of instalments in bancassurance agreement | installment	2	2
Payment for change in arrangements paid to bancassurance agreement | ฿			฿ 12.0
Shareholder-backed | PVIF and other intangibles
Movements in deferred acquisition costs and intangible assets
At beginning of period				3,170
Additions				904
Amortisation to the income statement				(113)
Adjusted operating profit				(111)
Non-operating profit (loss)				(2)
Disposals and transfers				(13)
Exchange differences and other movements				(11)
At end of period				3,937	3,170
Shareholder-backed | Software
PVIF and other intangibles
Additions				21
Amortisation				(17)
Foreign exchange losses				2
Disposals				(8)
Intangible assets				83	85
Shareholder-backed | Asia insurance operations | Deferred acquisition costs
Movements in deferred acquisition costs and intangible assets
At beginning of period				1,999
Additions				261
Amortisation to the income statement				(157)
Adjusted operating profit				(157)
Exchange differences and other movements				(30)
At end of period				$ 2,073	$ 1,999
Shareholder-backed | US insurance operations
Movements in deferred acquisition costs and intangible assets
Assumption for long-term investment returns (as a percent)				7.40%	7.40%
Shareholder-backed | US insurance operations | Deferred acquisition costs
Movements in deferred acquisition costs and intangible assets
At beginning of period				$ 12,240
Additions				353
Amortisation to the income statement				(313)
Adjusted operating profit				(363)
Non-operating profit (loss)				50
Amortisation of DAC related to net unrealised valuation movements on the US insurance operation's available-for-sale securities recognised within other comprehensive income				248
At end of period				$ 12,528	$ 12,240
Assumption for long-term investment returns (as a percent)				7.40%
Shareholder-backed | US insurance operations | Deferred acquisition costs | In-force fixed and fixed indexed annuity
Movements in deferred acquisition costs and intangible assets
Amortisation to the income statement				$ (764)